Organization - Additional Information (Details)	12 Months Ended
Dec. 31, 2017
General Partner
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage ownership of operating partnership	1.00%
Limited Partner
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage ownership of operating partnership	99.00%